Schedule of dividend receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Dividend receivable	R$ 68,050	R$ 66,569
Associates and other temporary investments	112	497
Dividend receivable net	68,162	67,066
Matrincha [Member]
IfrsStatementLineItems [Line Items]
Dividend receivable	10,091	34,460
Guaraciaba [Member]
IfrsStatementLineItems [Line Items]
Dividend receivable	27,198	16,281
Other [Member]
IfrsStatementLineItems [Line Items]
Dividend receivable	R$ 30,761	R$ 15,828